Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Italian Tax Court Payment		$ 9,000,000
Italian Tax Court Penalty and Interest		4
Italian Tax Court Reimbursement		9,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ (8,000,000)	(4,000,000)	$ (1,000,000)
Current Income Tax Expense (Benefit)	24,000,000	35,000,000	19,000,000
Deferred Income Tax Expense (Benefit)	(9,000,000)	(17,000,000)	(6,000,000)
Income Tax Expense (Benefit)	15,000,000	18,000,000	13,000,000
Operating Loss Carryforwards	859,000,000	704,000,000	585,000,000
Deferred Tax Assets, Operating Loss Carryforwards			473,000,000
Unrecognized Tax Benefits		6,000,000	8,000,000
(Loss) income before income taxes and losses from unconsolidated entities	15,000,000	(146,000,000)	$ (72,000,000)
Effective tax rate (percent)			35.00%
CHINA
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	19,000,000	30,000,000	$ 12,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ (2,000,000)	$ (3,000,000)	$ (1,000,000)
Effective tax rate (percent)	25.00%	25.00%	25.00%
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Deferred Income Tax Expense (Benefit)	0	(10,000,000)	0
Income Tax Expense (Benefit)	0	(10,000,000)	0
Valuation Allowance, Amount	181,000,000	297,000,000
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	473,000,000
GERMANY
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	12,000,000	(86,000,000)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	(2,000,000)	$ 3,000,000
Operating Loss Carryforwards	$ 293,000,000
Effective tax rate (percent)	20.00%	32.00%
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 0	$ 0	0
Deferred Income Tax Expense (Benefit)	0	0	0
Income Tax Expense (Benefit)	0	0	0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	24,000,000	35,000,000	19,000,000
Deferred Income Tax Expense (Benefit)	(9,000,000)	(7,000,000)	(6,000,000)
Income Tax Expense (Benefit)	15,000,000	28,000,000	13,000,000
Valuation Allowance, Amount	190,000,000	187,000,000
JAPAN
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	63,000,000
ITALY
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	19,000,000
THAILAND
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	44,000,000	12,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	(2,000,000)	$ (2,000,000)
Operating Loss Carryforwards	$ 10,000,000
Effective tax rate (percent)	29.70%	20.00%
Other international [Member]
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 69,000,000	$ 16,000,000	8,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ (2,000,000)	$ (2,000,000)	$ 0